AST BOND PORTFOLIO 2036
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 92.3%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $4,868,292)	466,446	$5,163,552
Short-Term Investment — 2.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $114,123)	114,123	114,123

TOTAL INVESTMENTS—94.3% (cost $4,982,415)(wa)		5,277,675

Other assets in excess of liabilities(z) — 5.7%		317,274

Net Assets — 100.0%		$5,594,949

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
60	10 Year U.S. Ultra Treasury Notes	Dec. 2025	$6,904,688	$68,943
10	20 Year U.S. Treasury Bonds	Dec. 2025	1,165,938	27,791
				96,734
Short Positions:
6	2 Year U.S. Treasury Notes	Dec. 2025	1,250,391	(819)
21	5 Year U.S. Treasury Notes	Dec. 2025	2,293,102	(181)
23	10 Year U.S. Treasury Notes	Dec. 2025	2,587,500	(3,436)
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	600,313	(18,026)
				(22,462)
				$74,272
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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